FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT Q

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	Fidelity® VIP Investment Grade Bond Portfolio Sub-Account	Fidelity® VIP Government Money Market Portfolio Sub-Account

Assets:
Investments, at fair value

class None	$—	$—

class 2	—	—

class B	—	—

class SRV2	39,579,690	57,884,992

Total investments	39,579,690	57,884,992
Receivable for fund shares sold	240,275	124,473
Other assets	—	15

Total assets	39,819,965	58,009,480

Liabilities:
Due to Sponsor Company	240,275	124,473

Total liabilities	240,275	124,473

Net assets:
For contract liabilities	$39,579,690	$57,885,007

Contract Liabilities:

class None	$—	$—

class 2	—	—

class B	—	—

class SRV2	39,579,690	57,885,007

Total contract liabilities	$39,579,690	$57,885,007

Shares:

class None	—	—

class 2	—	—

class B	—	—

class SRV2	3,607,994	57,884,992

Total shares	3,607,994	57,884,992

Cost	$43,020,564	$57,884,990

Deferred contracts in the accumulation period:
Units owned by participants #	2,318,910	5,474,617
Minimum unit fair value #*	$14.385615	$9.979785
Maximum unit fair value #*	$17.078059	$10.528875
Contract liability	$39,451,749	$57,494,595

Contracts in payout (annuitization) period:
Units owned by participants #	7,492	37,080
Minimum unit fair value #*	$17.078059	$10.528875
Maximum unit fair value #*	$17.078059	$10.528875
Contract liability	$127,941	$390,412

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.
(1)	Gabelli Capital Asset Fund was substituted with Guardian All Cap Core VIP Fund. Change effective April 25, 2025.

The accompanying notes are an integral part of these financial statements.

B-2

Fidelity® VIP Balanced Portfolio Sub-Account	Templeton Growth VIP Fund Sub-Account	AB VPS Sustainable Global Thematic Portfolio Sub-Account	Davis Financial Portfolio Sub-Account	Davis Real Estate Portfolio Sub-Account	Guardian All Cap Core VIP Fund Sub-Account (1)	Guardian Balanced Allocation VIP Fund Sub-Account

$—	$—	$—	$248,519	$241,428	$11,120,223	$2,237,457

—	2,053,326	—	—	—	—	—

—	—	382,200	—	—	—	—

1,459,896	—	—	—	—	—	—

1,459,896	2,053,326	382,200	248,519	241,428	11,120,223	2,237,457
51	139	13	8	9	14,242	286
—	—	—	—	—	1	—

1,459,947	2,053,465	382,213	248,527	241,437	11,134,466	2,237,743

51	139	13	8	9	14,242	286

51	139	13	8	9	14,242	286

$1,459,896	$2,053,326	$382,200	$248,519	$241,428	$11,120,224	$2,237,457

$—	$—	$—	$248,519	$241,428	$11,120,224	$2,237,457

—	2,053,326	—	—	—	—	—

—	—	382,200	—	—	—	—

1,459,896	—	—	—	—	—	—

$1,459,896	$2,053,326	$382,200	$248,519	$241,428	$11,120,224	$2,237,457

—	—	—	13,993	19,070	793,169	156,138

—	145,111	—	—	—	—	—

—	—	12,631	—	—	—	—

57,363	—	—	—	—	—	—

57,363	145,111	12,631	13,993	19,070	793,169	156,138

$1,220,685	$1,644,656	$437,328	$220,623	$246,672	$8,129,069	$1,594,552

27,874	75,820	5,408	5,459	11,232	831,103	162,728
$47.178688	$21.037483	$30.397592	$43.325668	$19.670039	$13.049616	$13.456596
$53.062366	$29.857175	$36.245854	$45.633856	$21.821781	$13.327268	$13.707230
$1,455,703	$2,049,557	$191,057	$248,519	$241,428	$11,066,352	$2,220,923

79	126	5,274	—	—	4,042	1,206
$53.062366	$29.857175	$36.245854	$—	$—	$13.327268	$13.707230
$53.062366	$29.857175	$36.245854	$—	$—	$13.327268	$13.707230
$4,193	$3,769	$191,143	$—	$—	$53,872	$16,534

B-3

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	Guardian Core Fixed Income VIP Fund Sub-Account	Guardian Core Plus Fixed Income VIP Fund Sub-Account

Assets:
Investments, at fair value

class None	$63,595,846	$267,519

class 2	—	—

class B	—	—

class SRV2	—	—

Total investments	63,595,846	267,519
Receivable for fund shares sold	231,213	11
Other assets	3	—

Total assets	63,827,062	267,530

Liabilities:
Due to Sponsor Company	231,213	11

Total liabilities	231,213	11

Net assets:
For contract liabilities	$63,595,849	$267,519

Contract Liabilities:

class None	$63,595,849	$267,519

class 2	—	—

class B	—	—

class SRV2	—	—

Total contract liabilities	$63,595,849	$267,519

Shares:

class None	5,797,251	23,242

class 2	—	—

class B	—	—

class SRV2	—	—

Total shares	5,797,251	23,242

Cost	$58,224,122	$245,797

Deferred contracts in the accumulation period:
Units owned by participants #	6,031,990	25,062
Minimum unit fair value #*	$10.301215	$10.190998
Maximum unit fair value #*	$10.493163	$10.595938
Contract liability	$63,266,616	$263,896

Contracts in payout (annuitization) period:
Units owned by participants #	31,376	342
Minimum unit fair value #*	$10.493163	$10.595938
Maximum unit fair value #*	$10.493163	$10.595938
Contract liability	$329,233	$3,623

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.
(2)	Victory RS Large Cap Alpha VIP Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.
(3)	Formerly Guardian Small Cap Core VIP Fund. Change effective May 1, 2025.

The accompanying notes are an integral part of these financial statements.

B-4

Guardian Diversified Research VIP Fund Sub-Account	Guardian Equity Income VIP Fund Sub-Account (2)	Guardian Growth & Income VIP Fund Sub-Account	Guardian Large Cap Fundamental Growth VIP Fund Sub-Account	Guardian Large Cap Disciplined Growth VIP Fund Sub-Account	Guardian Mid Cap Relative Value VIP Fund Sub-Account	Guardian Small Cap Value Diversified VIP Fund Sub-Account (3)

$9,972,840	$55,105,195	$1,809,219	$5,862,173	$67,483,739	$1,575,961	$216,997

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

9,972,840	55,105,195	1,809,219	5,862,173	67,483,739	1,575,961	216,997
1,215	333,698	418	203	217,569	67	8
—	—	—	—	—	—	—

9,974,055	55,438,893	1,809,637	5,862,376	67,701,308	1,576,028	217,005

1,215	333,698	418	203	217,569	67	8

1,215	333,698	418	203	217,569	67	8

$9,972,840	$55,105,195	$1,809,219	$5,862,173	$67,483,739	$1,575,961	$216,997

$9,972,840	$55,105,195	$1,809,219	$5,862,173	$67,483,739	$1,575,961	$216,997

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

$9,972,840	$55,105,195	$1,809,219	$5,862,173	$67,483,739	$1,575,961	$216,997

267,655	3,958,707	73,011	153,259	1,606,373	69,764	15,228

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

267,655	3,958,707	73,011	153,259	1,606,373	69,764	15,228

$4,206,050	$44,785,660	$1,026,555	$2,582,208	$30,793,498	$1,070,946	$186,064

371,068	4,103,517	99,057	219,184	2,298,749	89,951	19,660
$25.752691	$13.071547	$17.290433	$25.765791	$28.039854	$17.082562	$10.941916
$26.775697	$13.315033	$17.977381	$26.789287	$29.153636	$17.761277	$11.063812
$9,882,559	$54,622,680	$1,777,137	$5,858,779	$66,914,709	$1,575,471	$216,997

3,372	36,238	1,785	127	19,518	28	—
$26.775697	$13.315033	$17.977381	$26.789287	$29.153636	$17.761277	$—
$26.775697	$13.315033	$17.977381	$26.789287	$29.153636	$17.761277	$—
$90,281	$482,515	$32,082	$3,394	$569,030	$490	$—

B-5

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	Guardian Short Duration Bond VIP Fund Sub-Account	Guardian Strategic Large Cap Core VIP Fund Sub-Account

Assets:
Investments, at fair value

class None	$243,768	$928,253

class 2	—	—

class B	—	—

class SRV2	—	—

Total investments	243,768	928,253
Receivable for fund shares sold	47	307
Other assets	—	—

Total assets	243,815	928,560

Liabilities:
Due to Sponsor Company	47	307

Total liabilities	47	307

Net assets:
For contract liabilities	$243,768	$928,253

Contract Liabilities:

class None	$243,768	$928,253

class 2	—	—

class B	—	—

class SRV2	—	—

Total contract liabilities	$243,768	$928,253

Shares:

class None	21,726	62,215

class 2	—	—

class B	—	—

class SRV2	—	—

Total shares	21,726	62,215

Cost	$221,458	$625,687

Deferred contracts in the accumulation period:
Units owned by participants #	22,579	64,397
Minimum unit fair value #*	$10.535998	$13.887419
Maximum unit fair value #*	$10.732314	$14.182823
Contract liability	$241,303	$908,311

Contracts in payout (annuitization) period:
Units owned by participants #	230	1,406
Minimum unit fair value #*	$10.732314	$14.182823
Maximum unit fair value #*	$10.732314	$14.182823
Contract liability	$2,465	$19,942

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.
(4)	Formerly Guardian U.S. Government Securities VIP Fund. Change effective May 1, 2025.

The accompanying notes are an integral part of these financial statements.

B-6

Guardian Select Mid Cap Core VIP Fund Sub-Account	Guardian Small- Mid Cap Core VIP Fund Sub-Account	Guardian Total Return Bond VIP Fund Sub-Account	Guardian U.S. Government/Credit VIP Fund Sub-Account (4)

$34,763,149	$19,632,498	$169,792	$387,431

—	—	—	—

—	—	—	—

—	—	—	—

34,763,149	19,632,498	169,792	387,431
43,016	23,078	6	15
—	—	—	—

34,806,165	19,655,576	169,798	387,446

43,016	23,078	6	15

43,016	23,078	6	15

$34,763,149	$19,632,498	$169,792	$387,431

$34,763,149	$19,632,498	$169,792	$387,431

—	—	—	—

—	—	—	—

—	—	—	—

$34,763,149	$19,632,498	$169,792	$387,431

2,785,509	1,882,310	16,533	36,413

—	—	—	—

—	—	—	—

—	—	—	—

2,785,509	1,882,310	16,533	36,413

$27,236,823	$18,152,767	$159,157	$369,484

2,922,367	1,975,299	16,561	38,306
$11.616184	$9.707897	$9.993651	$9.569013
$11.863303	$9.914512	$10.179860	$9.871657
$34,659,518	$19,568,311	$167,927	$377,445

8,735	6,474	183	1,012
$11.863303	$9.914512	$10.179860	$9.871657
$11.863303	$9.914512	$10.179860	$9.871657
$103,631	$64,187	$1,865	$9,986

B-7

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF OPERATIONS

For the Periods Ended December 31, 2025

	Fidelity® VIP Investment Grade Bond Portfolio Sub-Account	Fidelity® VIP Government Money Market Portfolio Sub-Account

Investment income:
Dividends	$1,391,187	$780,127

Expenses:
Administrative charges	(83,033)	(43,395)
Mortality and expense risk charges	(419,855)	(224,052)

Total expenses	(502,888)	(267,447)

Net investment income (loss)	888,299	512,680

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,884,522)	(2)
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	3,296,968	2

Net gain (loss) on investments	1,412,446	—

Net increase (decrease) in net assets resulting from operations	$2,300,745	$512,680

(1)	Gabelli Capital Asset Fund was substituted with Guardian All Cap Core VIP Fund. Change effective April 25, 2025.

The accompanying notes are an integral part of these financial statements.

B-8

Fidelity® VIP Balanced Portfolio Sub-Account	Templeton Growth VIP Fund Sub-Account	AB VPS Sustainable Global Thematic Portfolio Sub-Account	Davis Financial Portfolio Sub-Account	Davis Real Estate Portfolio Sub-Account	Gabelli Capital Asset Fund Sub-Account (1)		Guardian All Cap Core VIP Fund Sub-Account (1)

$22,777	$17,415	$—	$3,653	$6,870	$1,242		$—

(3,220)	(3,945)	(770)	(347)	(594)	(797)		(22,382)
(17,202)	(23,745)	(4,027)	(1,763)	(3,195)	(4,371)		(114,488)

(20,422)	(27,690)	(4,797)	(2,110)	(3,789)	(5,168)		(136,870)

2,355	(10,275)	(4,797)	1,543	3,081	(3,926)		(136,870)

62,219	(17,558)	239	5,403	(149)	(928,734)		693,465
92,918	149,506	50,557	21,415	9,909	738,104		—
51,760	273,352	(28,297)	12,016	(31,752)	145,827		741,532

206,897	405,300	22,499	38,834	(21,992)	(44,803)		1,434,997

$209,252	$395,025	$17,702	$40,377	$(18,911)	$(48,729	) $	1,298,127

B-9

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF OPERATIONS

For the Periods Ended December 31, 2025

	Guardian Balanced Allocation VIP Fund Sub-Account	Guardian Core Fixed Income VIP Fund Sub-Account

Investment income:
Dividends	$—	$—

Expenses:
Administrative charges	(4,833)	(132,783)
Mortality and expense risk charges	(26,816)	(674,291)

Total expenses	(31,649)	(807,074)

Net investment income (loss)	(31,649)	(807,074)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	205,559	886,357
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	94,591	3,386,974

Net gain (loss) on investments	300,150	4,273,331

Net increase (decrease) in net assets resulting from operations	$268,501	$3,466,257

(2)	Victory RS Large Cap Alpha VIP Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.

The accompanying notes are an integral part of these financial statements.

B-10

Guardian Core Plus Fixed Income VIP Fund Sub-Account	Guardian Diversified Research VIP Fund Sub-Account	Guardian Equity Income VIP Fund Sub-Account (2)	Guardian Growth & Income VIP Fund Sub-Account	Guardian Large Cap Fundamental Growth VIP Fund Sub-Account	Guardian Large Cap Disciplined Growth VIP Fund Sub-Account	Guardian Mid Cap Relative Value VIP Fund Sub-Account

$—	$—	$—	$—	$—	$—	$—

(522)	(19,703)	(97,593)	(3,887)	(12,059)	(142,465)	(3,181)
(2,830)	(105,335)	(493,668)	(19,963)	(62,193)	(728,355)	(18,762)

(3,352)	(125,038)	(591,261)	(23,850)	(74,252)	(870,820)	(21,943)

(3,352)	(125,038)	(591,261)	(23,850)	(74,252)	(870,820)	(21,943)

1,910	1,405,008	2,797,679	271,706	1,102,932	15,156,511	98,653
—	—	—	—	—	—	—
15,883	259,047	5,019,443	(87,574)	(224,398)	(3,575,227)	(14,323)

17,793	1,664,055	7,817,122	184,132	878,534	11,581,284	84,330

$14,441	$1,539,017	$7,225,861	$160,282	$804,282	$10,710,464	$62,387

B-11

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF OPERATIONS

For the Periods Ended December 31, 2025

	Guardian Small Cap Value Diversified VIP Fund Sub-Account (3)	Guardian Short Duration Bond VIP Fund Sub-Account

Investment income:
Dividends	$—	$—

Expenses:
Administrative charges	(448)	(530)
Mortality and expense risk charges	(2,339)	(2,937)

Total expenses	(2,787)	(3,467)

Net investment income (loss)	(2,787)	(3,467)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,333	4,660
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	4,186	9,182

Net gain (loss) on investments	11,519	13,842

Net increase (decrease) in net assets resulting from operations	$8,732	$10,375

(3)	Formerly Guardian Small Cap Core VIP Fund. Change effective May 1, 2025.
(4)	Formerly Guardian U.S. Government Securities VIP Fund. Change effective May 1, 2025.
(5)	Liquidated as of August 29, 2025.

The accompanying notes are an integral part of these financial statements.

B-12

Guardian Strategic Large Cap Core VIP Fund Sub-Account	Guardian Select Mid Cap Core VIP Fund Sub-Account	Guardian Small- Mid Cap Core VIP Fund Sub-Account	Guardian Total Return Bond VIP Fund Sub-Account	Guardian U.S. Government/ Credit VIP Fund Sub-Account (4)	Victory 500 Index VIP Series Sub-Account (5)	Victory High Yield VIP Series Sub-Account (5)

$—	$—	$—	$—	$—	$200,923	$646,422

(1,877)	(72,687)	(40,536)	(376)	(795)	(23,095)	(9,766)
(10,529)	(367,556)	(207,203)	(2,066)	(4,095)	(119,834)	(49,267)

(12,406)	(440,243)	(247,739)	(2,442)	(4,890)	(142,929)	(59,033)

(12,406)	(440,243)	(247,739)	(2,442)	(4,890)	57,994	587,389

40,413	1,354,190	36,670	1,653	1,783	(844,442)	(1,296,416)
—	—	—	—	—	3,391,102	—
64,795	2,289,977	292,059	10,748	24,059	(934,542)	1,104,722

105,208	3,644,167	328,729	12,401	25,842	1,612,118	(191,694)

$92,802	$3,203,924	$80,990	$9,959	$20,952	$1,670,112	$395,695

B-13

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF OPERATIONS

For the Periods Ended December 31, 2025

	Victory RS International VIP Series Sub-Account (5)	Victory RS Large Cap Alpha VIP Series Sub-Account (2)

Investment income:
Dividends	$637,520	$410,634

Expenses:
Administrative charges	(38,264)	(17,514)
Mortality and expense risk charges	(194,492)	(88,726)

Total expenses	(232,756)	(106,240)

Net investment income (loss)	404,764	304,394

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,521,650	(2,018,852)
Net realized gain distributions	1,557,817	4,393,012
Change in unrealized appreciation (depreciation) during the period	(1,070,901)	(3,447,857)

Net gain (loss) on investments	5,008,566	(1,073,697)

Net increase (decrease) in net assets resulting from operations	$5,413,330	$(769,303)

(2)	Victory RS Large Cap Alpha VIP Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.
(5)	Liquidated as of August 29, 2025.
(6)	Liquidated as of June 27, 2025.

The accompanying notes are an integral part of these financial statements.

B-14

Victory RS Small Cap Growth Equity VIP Series Sub-Account (5)	Victory Sophus Emerging Markets VIP Series Sub-Account (6)

$22,705	$27,845

(5,850)	(1,967)
(29,932)	(11,311)

(35,782)	(13,278)

(13,077)	14,567

(75,265)	(147,058)
—	—
(106,965)	373,619

(182,230)	226,561

$(195,307)	$241,128

B-15

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2025

	Fidelity® VIP Investment Grade Bond Portfolio Sub-Account	Fidelity® VIP Government Money Market Portfolio Sub-Account

Operations:
Net investment income (loss)	$888,299	$512,680
Net realized gain (loss) on security transactions	(1,884,522)	(2)
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	3,296,968	2

Net increase (decrease) in net assets resulting from operations	2,300,745	512,680

Unit transactions:
Purchases	103,185	17,116
Net transfers	1,145,475	60,226,959
Net interfund transfers due to corporate actions	—	—
Surrenders for benefit payments and fees	(7,193,216)	(5,618,068)
Other transactions	(44)	1,149
Death benefits	(841,614)	(226,166)
Net annuity transactions	7,171	225,388

Net increase (decrease) in net assets resulting from unit transactions	(6,779,043)	54,626,378

Net increase (decrease) in net assets	(4,478,298)	55,139,058

Net assets:
Beginning of period	44,057,988	2,745,949

End of period	$39,579,690	$57,885,007

(1)	Gabelli Capital Asset Fund was substituted with Guardian All Cap Core VIP Fund. Change effective April 25, 2025.

The accompanying notes are an integral part of these financial statements.

B-16

Fidelity® VIP Balanced Portfolio Sub-Account	Templeton Growth VIP Fund Sub-Account	AB VPS Sustainable Global Thematic Portfolio Sub-Account	Davis Financial Portfolio Sub-Account	Davis Real Estate Portfolio Sub-Account	Gabelli Capital Asset Fund Sub-Account (1)	Guardian All Cap Core VIP Fund Sub-Account (1)

$2,355	$(10,275)	$(4,797)	$1,543	$3,081	$(3,926)	$(136,870)
62,219	(17,558)	239	5,403	(149)	(928,734)	693,465
92,918	149,506	50,557	21,415	9,909	738,104	—
51,760	273,352	(28,297)	12,016	(31,752)	145,827	741,532

209,252	395,025	17,702	40,377	(18,911)	(48,729)	1,298,127

487	4,068	360	—	1,398	24,432	9,705
43,264	(101,040)	1,302	121,400	(67,544)	17,774	(144,811)
—	—	—	—	—	(1,126,932)	1,126,932
(581,560)	(109,517)	(19,668)	(5,745)	(132,011)	(109,066)	(2,130,416)
—	—	2	1	(1)	—	(58)
—	(1,119)	—	—	—	—	(158,270)
(226)	(590)	(16,472)	—	—	(26,197)	20,305

(538,035)	(208,198)	(34,476)	115,656	(198,158)	(1,219,989)	(1,276,613)

(328,783)	186,827	(16,774)	156,033	(217,069)	(1,268,718)	21,514

1,788,679	1,866,499	398,974	92,486	458,497	1,268,718	11,098,710

$1,459,896	$2,053,326	$382,200	$248,519	$241,428	$—	$11,120,224

B-17

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2025

	Guardian Balanced Allocation VIP Fund Sub-Account	Guardian Core Fixed Income VIP Fund Sub-Account

Operations:
Net investment income (loss)	$(31,649)	$(807,074)
Net realized gain (loss) on security transactions	205,559	886,357
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	94,591	3,386,974

Net increase (decrease) in net assets resulting from operations	268,501	3,466,257

Unit transactions:
Purchases	4,460	126,269
Net transfers	83,638	2,383,695
Net interfund transfers due to corporate actions	—	—
Surrenders for benefit payments and fees	(631,053)	(11,686,649)
Other transactions	(1)	47
Death benefits	(123,986)	(1,444,494)
Net annuity transactions	(2,172)	71,293

Net increase (decrease) in net assets resulting from unit transactions	(669,114)	(10,549,839)

Net increase (decrease) in net assets	(400,613)	(7,083,582)

Net assets:
Beginning of period	2,638,070	70,679,431

End of period	$2,237,457	$63,595,849

(2)	Victory RS Large Cap Alpha VIP Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.

The accompanying notes are an integral part of these financial statements.

B-18

Guardian Core Plus Fixed Income VIP Fund Sub-Account	Guardian Diversified Research VIP Fund Sub-Account	Guardian Equity Income VIP Fund Sub-Account (2)	Guardian Growth & Income VIP Fund Sub-Account	Guardian Large Cap Fundamental Growth VIP Fund Sub-Account	Guardian Large Cap Disciplined Growth VIP Fund Sub-Account	Guardian Mid Cap Relative Value VIP Fund Sub-Account

$(3,352)	$(125,038)	$(591,261)	$(23,850)	$(74,252)	$(870,820)	$(21,943)
1,910	1,405,008	2,797,679	271,706	1,102,932	15,156,511	98,653
—	—	—	—	—	—	—
15,883	259,047	5,019,443	(87,574)	(224,398)	(3,575,227)	(14,323)

14,441	1,539,017	7,225,861	160,282	804,282	10,710,464	62,387

200	1,522	95,576	589	1,014	131,804	—
4,744	(50,221)	709,557	151,761	(77,206)	(4,456,932)	52,955
—	—	26,035,037	—	—	—	—
(15,887)	(1,932,720)	(9,725,032)	(537,173)	(1,285,980)	(12,782,632)	(179,048)
—	(24)	56	2	(7)	941	—
—	(17,414)	(1,172,025)	(724)	(61,543)	(1,649,750)	—
(218)	(8,319)	296,357	(4,320)	(279)	135,198	(72)

(11,161)	(2,007,176)	16,239,526	(389,865)	(1,424,001)	(18,621,371)	(126,165)

3,280	(468,159)	23,465,387	(229,583)	(619,719)	(7,910,907)	(63,778)

264,239	10,440,999	31,639,808	2,038,802	6,481,892	75,394,646	1,639,739

$267,519	$9,972,840	$55,105,195	$1,809,219	$5,862,173	$67,483,739	$1,575,961

B-19

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2025

	Guardian Small Cap Value Diversified VIP Fund Sub-Account (3)	Guardian Short Duration Bond VIP Fund Sub-Account

Operations:
Net investment income (loss)	$(2,787)	$(3,467)
Net realized gain (loss) on security transactions	7,333	4,660
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	4,186	9,182

Net increase (decrease) in net assets resulting from operations	8,732	10,375

Unit transactions:
Purchases	—	—
Net transfers	25,105	687
Net interfund transfers due to corporate actions	—	—
Surrenders for benefit payments and fees	(73,389)	(37,291)
Other transactions	—	385
Death benefits	—	(4,418)
Net annuity transactions	—	(9,776)

Net increase (decrease) in net assets resulting from unit transactions	(48,284)	(50,413)

Net increase (decrease) in net assets	(39,552)	(40,038)

Net assets:
Beginning of period	256,549	283,806

End of period	$216,997	$243,768

(3)	Formerly Guardian Small Cap Core VIP Fund. Change effective May 1, 2025.
(4)	Formerly Guardian U.S. Government Securities VIP Fund. Change effective May 1, 2025.
(5)	Liquidated as of August 29, 2025.

The accompanying notes are an integral part of these financial statements.

B-20

Guardian Strategic Large Cap Core VIP Fund Sub-Account	Guardian Select Mid Cap Core VIP Fund Sub-Account	Guardian Small- Mid Cap Core VIP Fund Sub-Account	Guardian Total Return Bond VIP Fund Sub-Account	Guardian U.S. Government/ Credit VIP Fund Sub-Account (4)	Victory 500 Index VIP Series Sub-Account (5)	Victory High Yield VIP Series Sub-Account (5)

$(12,406)	$(440,243)	$(247,739)	$(2,442)	$(4,890)	$57,994	$587,389
40,413	1,354,190	36,670	1,653	1,783	(844,442)	(1,296,416)
—	—	—	—	—	3,391,102	—
64,795	2,289,977	292,059	10,748	24,059	(934,542)	1,104,722

92,802	3,203,924	80,990	9,959	20,952	1,670,112	395,695

125	33,233	20,284	—	609	21,430	3,694
11,234	292,732	1,817,089	2,049	7,457	(17,772,121)	(7,257,022)
—	—	—	—	—	—	—
(101,744)	(7,149,043)	(3,572,620)	(54,345)	(48,695)	(2,589,586)	(920,594)
1	1,490	1,362	(2)	1	(5)	(5)
(18,680)	(565,333)	(367,261)	(322)	(2,421)	(106,291)	(26,182)
(2,907)	18,955	15,311	(193)	(1,038)	(67,266)	(1,141)

(111,971)	(7,367,966)	(2,085,835)	(52,813)	(44,087)	(20,513,839)	(8,201,250)

(19,169)	(4,164,042)	(2,004,845)	(42,854)	(23,135)	(18,843,727)	(7,805,555)

947,422	38,927,191	21,637,343	212,646	410,566	18,843,727	7,805,555

$928,253	$34,763,149	$19,632,498	$169,792	$387,431	$—	$—

B-21

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2025

	Victory RS International VIP Series Sub-Account (5)	Victory RS Large Cap Alpha VIP Series Sub-Account (2)

Operations:
Net investment income (loss)	$404,764	$304,394
Net realized gain (loss) on security transactions	4,521,650	(2,018,852)
Net realized gain distributions	1,557,817	4,393,012
Change in unrealized appreciation (depreciation) during the period	(1,070,901)	(3,447,857)

Net increase (decrease) in net assets resulting from operations	5,413,330	(769,303)

Unit transactions:
Purchases	41,386	43,281
Net transfers	(30,899,040)	51,387
Net interfund transfers due to corporate actions	—	(26,035,037)
Surrenders for benefit payments and fees	(3,472,891)	(1,495,525)
Other transactions	(16)	—
Death benefits	(359,616)	(202,164)
Net annuity transactions	(120,923)	(156,917)

Net increase (decrease) in net assets resulting from unit transactions	(34,811,100)	(27,794,975)

Net increase (decrease) in net assets	(29,397,770)	(28,564,278)

Net assets:
Beginning of period	29,397,770	28,564,278

End of period	$—	$—

(2)	Victory RS Large Cap Alpha VIP Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.
(5)	Liquidated as of August 29, 2025.
(6)	Liquidated as of June 27, 2025.

The accompanying notes are an integral part of these financial statements.

B-22

Victory RS Small Cap Growth Equity VIP Series Sub-Account (5)	Victory Sophus Emerging Markets VIP Series Sub-Account (6)

$(13,077)	$14,567
(75,265)	(147,058)
—	—
(106,965)	373,619

(195,307)	241,128

158	789
(4,065,151)	(2,133,752)
—	—
(613,280)	(122,202)
(12)	—
(20,031)	—
(8,677)	(8,532)

(4,706,993)	(2,263,697)

(4,902,300)	(2,022,569)

4,902,300	2,022,569

$—	$—

B-23

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2024

	Fidelity® VIP Investment Grade Bond Portfolio Sub-Account	Fidelity® VIP Government Money Market Portfolio Sub-Account

Operations:
Net investment income (loss)	$909,341	$61,103
Net realized gain (loss) on security transactions	(1,881,907)	—
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	1,203,008	—

Net increase (decrease) in net assets resulting from operations	230,442	61,103

Unit transactions:
Purchases	23,423	—
Net transfers	4,672,039	1,643,866
Surrenders for benefit payments and fees	(10,564,623)	(569,616)
Other transactions	19,943	429
Death benefits	(899,509)	(43,030)
Net annuity transactions	(7,188)	(37,112)

Net increase (decrease) in net assets resulting from unit transactions	(6,755,915)	994,537

Net increase (decrease) in net assets	(6,525,473)	1,055,640

Net assets:
Beginning of period	50,583,461	1,690,309

End of period	$44,057,988	$2,745,949

The accompanying notes are an integral part of these financial statements.

B-24

Fidelity® VIP Balanced Portfolio Sub-Account	Templeton Growth VIP Fund Sub-Account	AB VPS Sustainable Global Thematic Portfolio Sub-Account	Davis Financial Portfolio Sub-Account	Davis Real Estate Portfolio Sub-Account	Gabelli Capital Asset Fund Sub-Account	Guardian All Cap Core VIP Fund Sub-Account

$6,785	$(9,200)	$(6,441)	$(18)	$2,911	$(9,397)	$(151,709)
106,812	(8,471)	10,053	2,881	3,605	(102,236)	605,994
73,430	5,958	1,290	7,351	10,197	132,320	—
96,262	79,739	14,129	10,767	(973)	110,192	1,705,830

283,289	68,026	19,031	20,981	15,740	130,879	2,160,115

960	20,098	360	—	1,308	19,129	3,307
4,695	107,852	(9,842)	(13)	13,797	(5,632)	(1,043,231)
(649,530)	(104,873)	(17,937)	(24,813)	(39,053)	(322,931)	(2,838,898)
—	97	177	7	3	78	(248)
(7,577)	(27,966)	—	—	—	(25,313)	(140,238)
1,568	(3,522)	(11,415)	—	—	(3,586)	6,072

(649,884)	(8,314)	(38,657)	(24,819)	(23,945)	(338,255)	(4,013,236)

(366,595)	59,712	(19,626)	(3,838)	(8,205)	(207,376)	(1,853,121)

2,155,274	1,806,787	418,600	96,324	466,702	1,476,094	12,951,831

$1,788,679	$1,866,499	$398,974	$92,486	$458,497	$1,268,718	$11,098,710

B-25

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2024

	Guardian Balanced Allocation VIP Fund Sub-Account	Guardian Core Fixed Income VIP Fund Sub-Account

Operations:
Net investment income (loss)	$(37,670)	$(913,958)
Net realized gain (loss) on security transactions	111,760	504,369
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	249,350	696,247

Net increase (decrease) in net assets resulting from operations	323,440	286,658

Unit transactions:
Purchases	23,883	43,656
Net transfers	32,785	8,472,336
Surrenders for benefit payments and fees	(608,171)	(15,281,579)
Other transactions	72	33,803
Death benefits	(35,865)	(1,285,218)
Net annuity transactions	(4,520)	(16,103)

Net increase (decrease) in net assets resulting from unit transactions	(591,816)	(8,033,105)

Net increase (decrease) in net assets	(268,376)	(7,746,447)

Net assets:
Beginning of period	2,906,446	78,425,878

End of period	$2,638,070	$70,679,431

The accompanying notes are an integral part of these financial statements.

B-26

Guardian Core Plus Fixed Income VIP Fund Sub-Account	Guardian Diversified Research VIP Fund Sub-Account	Guardian Equity Income VIP Fund Sub-Account	Guardian Growth & Income VIP Fund Sub-Account	Guardian Large Cap Fundamental Growth VIP Fund Sub-Account	Guardian Large Cap Disciplined Growth VIP Fund Sub-Account	Guardian Mid Cap Relative Value VIP Fund Sub-Account

$(3,671)	$(140,414)	$(432,240)	$(27,620)	$(84,329)	$(1,012,325)	$(22,611)
3,620	1,513,785	1,539,073	187,904	930,016	18,521,749	69,825
—	—	—	—	—	—	—
2,743	989,131	1,984,814	45,976	816,610	2,759,952	105,997

2,692	2,362,502	3,091,647	206,260	1,662,297	20,269,376	153,211

—	18,551	20,538	960	175	44,865	—
8,447	(788,959)	(7,276)	(60,741)	(480,022)	(11,032,877)	67,355
(47,003)	(1,771,057)	(7,930,107)	(292,725)	(720,836)	(15,103,815)	(62,085)
—	339	(323)	67	158	35,007	18
(7,253)	(205,947)	(492,761)	(32,292)	(102,369)	(1,219,913)	(24,895)
723	10,938	(19,747)	(4,795)	(4,038)	3,895	(389)

(45,086)	(2,736,135)	(8,429,676)	(389,526)	(1,306,932)	(27,272,838)	(19,996)

(42,394)	(373,633)	(5,338,029)	(183,266)	355,365	(7,003,462)	133,215

306,633	10,814,632	36,977,837	2,222,068	6,126,527	82,398,108	1,506,524

$264,239	$10,440,999	$31,639,808	$2,038,802	$6,481,892	$75,394,646	$1,639,739

B-27

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2024

	Guardian Small Cap Core VIP Fund Sub-Account	Guardian Short Duration Bond VIP Fund Sub-Account

Operations:
Net investment income (loss)	$(3,106)	$(5,758)
Net realized gain (loss) on security transactions	993	16,770
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	16,829	2,754

Net increase (decrease) in net assets resulting from operations	14,716	13,766

Unit transactions:
Purchases	—	—
Net transfers	5,302	(7,687)
Surrenders for benefit payments and fees	(14,520)	(373,955)
Other transactions	15	—
Death benefits	—	(1,820)
Net annuity transactions	—	459

Net increase (decrease) in net assets resulting from unit transactions	(9,203)	(383,003)

Net increase (decrease) in net assets	5,513	(369,237)

Net assets:
Beginning of period	251,036	653,043

End of period	$256,549	$283,806

The accompanying notes are an integral part of these financial statements.

B-28

Guardian Strategic Large Cap Core VIP Fund Sub-Account	Guardian Select Mid Cap Core VIP Fund Sub-Account	Guardian Small- Mid Cap Core VIP Fund Sub-Account	Guardian Total Return Bond VIP Fund Sub-Account	Guardian U.S. Government Securities VIP Fund Sub-Account	Victory 500 Index VIP Series Sub-Account	Victory High Yield VIP Series Sub-Account

$(12,846)	$(522,169)	$(290,274)	$(2,670)	$(5,749)	$(13,449)	$624,023
21,482	947,338	40,134	(607)	(5,301)	(219,287)	(143,145)
—	—	—	—	—	1,568,652	—
143,947	4,203,571	1,476,334	3,588	10,954	3,101,701	114,167

152,583	4,628,740	1,226,194	311	(96)	4,437,617	595,045

175	12,793	6,061	—	—	18,152	1,318
(34,497)	(2,071,282)	(271,940)	(604)	(15,165)	(1,382,719)	503,828
(69,891)	(8,925,567)	(4,530,321)	(1,983)	(162,272)	(5,772,606)	(2,066,161)
56	26,974	20,653	(5)	9	(390)	(138)
(139)	(542,142)	(347,147)	—	(143)	(100,146)	(76,519)
(4,592)	(5,189)	1,463	(775)	3,456	14,859	(1,067)

(108,888)	(11,504,413)	(5,121,231)	(3,367)	(174,115)	(7,222,850)	(1,638,739)

43,695	(6,875,673)	(3,895,037)	(3,056)	(174,211)	(2,785,233)	(1,043,694)

903,727	45,802,864	25,532,380	215,702	584,777	21,628,960	8,849,249

$947,422	$38,927,191	$21,637,343	$212,646	$410,566	$18,843,727	$7,805,555

B-29

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2024

	Victory RS International VIP Series Sub-Account	Victory RS Large Cap Alpha VIP Series Sub-Account

Operations:
Net investment income (loss)	$496,060	$(3,804)
Net realized gain (loss) on security transactions	1,724,098	738,770
Net realized gain distributions	—	1,046,407
Change in unrealized appreciation (depreciation) during the period	(610,999)	4,094,066

Net increase (decrease) in net assets resulting from operations	1,609,159	5,875,439

Unit transactions:
Purchases	20,220	10,693
Net transfers	828,488	(2,473,336)
Surrenders for benefit payments and fees	(7,538,536)	(6,298,992)
Other transactions	(96)	(669)
Death benefits	(367,524)	(533,738)
Net annuity transactions	(11,685)	(23,254)

Net increase (decrease) in net assets resulting from unit transactions	(7,069,133)	(9,319,296)

Net increase (decrease) in net assets	(5,459,974)	(3,443,857)

Net assets:
Beginning of period	34,857,744	32,008,135

End of period	$29,397,770	$28,564,278

The accompanying notes are an integral part of these financial statements.

B-30

Victory RS Small Cap Growth Equity VIP Series Sub-Account	Victory Sophus Emerging Markets VIP Series Sub-Account

$(66,247)	$30,701
(1,718,412)	(76,195)
—	—
2,341,731	116,997

557,072	71,503

2,339	1,194
(78,962)	203,371
(1,585,749)	(198,747)
144	24
(11,575)	(2,164)
(1,855)	246

(1,675,658)	3,924

(1,118,586)	75,427

6,020,886	1,947,142

$4,902,300	$2,022,569

B-31

THE GUARDIAN SEPARATE ACCOUNT Q

NOTES TO FINANCIAL STATEMENTS (December 31, 2025)

1. ORGANIZATION:

The Guardian Separate Account Q (the “Account”) is a separate investment account established by The Guardian Insurance & Annuity Company, Inc. (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Delaware and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account. The Sponsor Company is wholly owned by subsidiary of Guardian Life Insurance Company of America.

The Account is comprised of the following Sub-Accounts:

Fidelity® VIP Investment Grade Bond Portfolio, Fidelity® VIP Government Money Market Portfolio, Fidelity® VIP Balanced Portfolio, Templeton Growth VIP Fund, AB VPS Sustainable Global Thematic Portfolio, Davis Financial Portfolio, Davis Real Estate Portfolio, Gabelli Capital Asset Fund***, Guardian All Cap Core VIP Fund***, Guardian Balanced Allocation VIP Fund, Guardian Core Fixed Income VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Diversified Research VIP Fund, Guardian Equity Income VIP Fund**, Guardian Growth & Income VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Value Diversified VIP Fund (Formerly Guardian Small Cap Core VIP Fund), Guardian Short Duration Bond VIP Fund, Guardian Strategic Large Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund, Guardian Total Return Bond VIP Fund, Guardian U.S. Government/Credit VIP Fund (Formerly Guardian U.S. Government Securities VIP Fund), Victory 500 Index VIP Series*, Victory High Yield VIP Series*, Victory RS International VIP Series*, Victory RS Large Cap Alpha VIP Series**, Victory RS Small Cap Growth Equity VIP Series*, Victory Sophus Emerging Markets VIP Series*.

* During 2025, this Sub-Account was liquidated.

** Effective April 25, 2025, the Victory RS Large Cap Alpha VIP Series was substituted with the Guardian Equity Income VIP Fund.

*** Effective April 25, 2025, the Gabelli Capital Asset Fund was substituted with the Guardian All Cap Core VIP Fund.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner’s unitized performance correlates with the share class associated with the contract owner’s product.

If a Fund is subject to a merger initiated by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund as of the effective date disclosed.

If the Sponsor Company initiates a fund substitution, the Sub-Account associated with the replaced Fund transfers, at fair value, its net assets to the Sub-Account invested in the successor Fund as of the effective date disclosed.

All such activity is presented as net interfund transfers due to corporate actions in the Statements of Changes in Net Assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

B-32

The Guardian Insurance & Annuity Company, Inc.

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, “Financial Services — Investment Companies.” The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”):

a)	Security Transactions — Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b)	Unit Transactions — Unit transactions are executed based on the unit values calculated at the close of the business day.

c)	Federal Income Taxes — The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d)	Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e)	Mortality Risk — The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying Statements of Changes in Net Assets.

f)	Fair Value Measurements — The Sub-Accounts’ investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2025 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2025, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The

B-33

The Guardian Insurance & Annuity Company, Inc.

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

Account recognizes transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2025 and 2024.

g)	Accounting for Uncertain Tax Positions — Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2025.

h)	The fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

The Management Committee of The Sponsor Company evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the Account’s chief operating decision maker (“CODM”) assessing performance and making decisions about the product offering allocation. The CODM has determined that the fund has a single operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a)	Mortality and Expense Risk Charges — The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a current maximum annual fee of 1.00% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying Statements of Operations as a reduction in unit value.

b)	Tax Expense Charges — If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying Statements of Changes in Net Assets.

c)	Administrative Charges — The Sponsor Company provides administrative services to the Account and receives a current maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying Statements of Operations as a reduction in unit value.

d)	Annual Maintenance Fees — An annual maintenance fee up to a current maximum of $35 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying Statements of Changes in Net Assets.

e)	Rider Charges — The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Earnings Benefit Rider (EBR) charges current maximum of 0.25%

Contract Anniversary Enhanced Death Benefit Rider (CAEDBR) charges current maximum of 0.25%

Asset Access (GMWB I) charges current maximum of 0.50%

Guarantee Minimum Income Benefit (GMIB) charges current maximum of 0.50%

Lifetime Asset Access (GMWB II) charges current maximum of 0.60%

Liftime Focus (GMWB III) charges current maximum of 0.85%

Spousal Asset Access (GMWB II) charges current maximum of 0.75%

7 Year Enhanced Death Benefit Rider (7yrEDB) charges current maximum of 0.20%

Guarantee Lifetime Withdrawal Benefit Step Up Death Benefit charges current maximum of 0.50%

B-34

The Guardian Insurance & Annuity Company, Inc.

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

Guarantee Minimum Death Benefit (GMDB) charges current maximum of 0.30%

Proportionate 7 Year Enhanced Death Benefit Rider (EDBR) charges current maximum of 0.20%

Proportionate Enhanced Death Benefit Rider (EDBR) charges current maximum of 0.50%

Target 200 Joint charges current maximum of 1.25%

Target 200 Single charges current maximum of 0.95%

Target 300 Joint charges current maximum of 1.60%

Target 300 Single charges current maximum of 1.20%

Target Future Single charges current maximum of 0.50%

Target Now Joint charges current maximum of 0.85%

Target Now Single charges current maximum of 0.40%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f)	Transactions with Related Parties — The Sponsor and its affiliates may receive fees from funds for services provided.

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third-party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

Effective October 3, 2024, Victory Capital Management, Inc. (*VCM*) has terminated the sub-advisory agreement with PAIA and effective October 4, 2024, the Fund is now managed by VCM’s Victory Income Investors investment franchise.

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

•	Guardian Core Plus Fixed Income VIP Fund

•	Guardian Diversified Research VIP Fund

•	Guardian Growth & Income VIP Fund

•	Guardian Large Cap Disciplined Growth VIP Fund

•	Guardian Large Cap Fundamental Growth VIP Fund

•	Guardian Mid Cap Relative Value VIP Fund

•	Guardian All Cap Core VIP Fund

•	Guardian Select Mid Cap Core VIP Fund

•	Guardian Small-Mid Cap Core VIP Fund

•	Guardian Strategic Large Cap Core VIP Fund

•	Guardian U.S. Government Securities VIP Fund

•	Guardian Total Return Bond VIP Fund

•	Guardian Small Cap Core VIP Fund

•	Guardian Core Fixed Income VIP Fund

•	Guardian Short Duration Bond VIP Fund

•	Guardian Balanced Allocation VIP Fund

•	Guardian Equity Income VIP Fund

B-35

The Guardian Insurance & Annuity Company, Inc.

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

GIAC has administrative service fee agreements with Victory Capital Management Inc, Gabelli Capital Asset Fund, Fred Alger Management, Inc., AllianceBernstein, L.P., Davis Selected Advisers, LP, Fidelity Management & Research Company, Franklin Advisory Services, LLC, , and Templeton Global Advisors Limited, which compensate GIAC for administrative services provided. These fees range from 0.05% to 0.50% of the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

The amount retained by GIAC in the Account is composed of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities. The income earned on the amounts retained by GIAC in the Account is reflected in “Mortality and expense risk charges” in the Statements of Operations.

4. PURCHASES AND SALES OF INVESTMENTS:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
Fidelity® VIP Investment Grade Bond Portfolio	$3,869,262	$9,760,005
Fidelity® VIP Government Money Market Portfolio	$61,572,576	$6,433,531
Fidelity® VIP Balanced Portfolio	$159,853	$602,615
Templeton Growth VIP Fund	$170,937	$239,903
AB VPS Sustainable Global Thematic Portfolio	$54,592	$43,307
Davis Financial Portfolio	$156,569	$17,954
Davis Real Estate Portfolio	$36,813	$221,979
Gabelli Capital Asset Fund+	$762,606	$1,248,416
Guardian All Cap Core VIP Fund+	$1,525,203	$2,938,687
Guardian Balanced Allocation VIP Fund	$94,480	$795,240
Guardian Core Fixed Income VIP Fund	$3,897,243	$15,254,160
Guardian Core Plus Fixed Income VIP Fund	$5,278	$19,792
Guardian Diversified Research VIP Fund	$332,629	$2,464,843
Guardian Equity Income VIP Fund+	$27,555,047	$11,906,782
Guardian Growth & Income VIP Fund	$161,847	$575,561
Guardian Large Cap Fundamental Growth VIP Fund	$232,044	$1,730,294
Guardian Large Cap Disciplined Growth VIP Fund	$3,208,049	$22,700,240
Guardian Mid Cap Relative Value VIP Fund	$64,545	$212,652
Guardian Small Cap Value Diversified VIP Fund+	$25,074	$76,145
Guardian Short Duration Bond VIP Fund	$2,348	$56,228
Guardian Strategic Large Cap Core VIP Fund	$11,247	$135,623
Guardian Select Mid Cap Core VIP Fund	$1,268,098	$9,076,305
Guardian Small-Mid Cap Core VIP Fund	$1,824,003	$4,157,575
Guardian Total Return Bond VIP Fund	$3,347	$58,602
Guardian U.S. Government/Credit VIP Fund+	$11,741	$60,719
Victory 500 Index VIP Series+	$4,049,940	$21,114,680
Victory High Yield VIP Series+	$821,456	$8,435,315
Victory RS International VIP Series+	$2,901,281	$35,749,800
Victory RS Large Cap Alpha VIP Series+	$4,810,085	$27,907,653
Victory RS Small Cap Growth Equity VIP Series+	$607,523	$5,327,593
Victory Sophus Emerging Markets VIP Series+	$31,449	$2,280,577

+ See Note 1 for additional information related to this Sub-Account.

B-36

The Guardian Insurance & Annuity Company, Inc.

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

5. CHANGES IN UNITS OUTSTANDING:

The changes in units outstanding for the period ended December 31, 2025 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Fidelity® VIP Investment Grade Bond Portfolio	150,014	559,054	(409,040)
Fidelity® VIP Government Money Market Portfolio	5,844,297	604,725	5,239,572
Fidelity® VIP Balanced Portfolio	870	11,726	(10,856)
Templeton Growth VIP Fund	173	7,949	(7,776)
AB VPS Sustainable Global Thematic Portfolio	140	1,123	(983)
Davis Financial Portfolio	3,242	381	2,861
Davis Real Estate Portfolio	880	9,440	(8,560)
Gabelli Capital Asset Fund+	488	28,526	(28,038)
Guardian All Cap Core VIP Fund+	136,151	225,036	(88,885)
Guardian Balanced Allocation VIP Fund	7,577	58,929	(51,352)
Guardian Core Fixed Income VIP Fund	398,551	1,432,263	(1,033,712)
Guardian Core Plus Fixed Income VIP Fund	506	1,628	(1,122)
Guardian Diversified Research VIP Fund	13,609	95,892	(82,283)
Guardian Equity Income VIP Fund+	2,362,103	917,159	1,444,944
Guardian Growth & Income VIP Fund	9,310	32,065	(22,755)
Guardian Large Cap Fundamental Growth VIP Fund	10,048	66,890	(56,842)
Guardian Large Cap Disciplined Growth VIP Fund	145,885	820,589	(674,704)
Guardian Mid Cap Relative Value VIP Fund	3,849	11,332	(7,483)
Guardian Small Cap Value Diversified VIP Fund+	2,320	7,117	(4,797)
Guardian Short Duration Bond VIP Fund	212	5,000	(4,788)
Guardian Strategic Large Cap Core VIP Fund	838	9,062	(8,224)
Guardian Select Mid Cap Core VIP Fund	124,063	771,346	(647,283)
Guardian Small-Mid Cap Core VIP Fund	198,987	408,333	(209,346)
Guardian Total Return Bond VIP Fund	342	5,704	(5,362)
Guardian U.S. Government/Credit VIP Fund+	1,237	5,833	(4,596)
Victory 500 Index VIP Series+	6,985	277,828	(270,843)
Victory High Yield VIP Series+	5,630	263,397	(257,767)
Victory RS International VIP Series+	19,492	888,859	(869,367)
Victory RS Large Cap Alpha VIP Series+	146	502,746	(502,600)
Victory RS Small Cap Growth Equity VIP Series+	10,983	92,251	(81,268)
Victory Sophus Emerging Markets VIP Series+	102	54,565	(54,463)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2024 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Fidelity® VIP Investment Grade Bond Portfolio	432,817	850,697	(417,880)
Fidelity® VIP Government Money Market Portfolio	171,917	66,210	105,707
Fidelity® VIP Balanced Portfolio	143	14,622	(14,479)
Templeton Growth VIP Fund	5,495	5,665	(170)
AB VPS Sustainable Global Thematic Portfolio	89	526	(437)
Davis Financial Portfolio	—	859	(859)
Davis Real Estate Portfolio	1,446	2,555	(1,109)
Gabelli Capital Asset Fund	461	7,755	(7,294)
Guardian All Cap Core VIP Fund	5,021	360,581	(355,560)
Guardian Balanced Allocation VIP Fund	5,447	56,259	(50,812)
Guardian Core Fixed Income VIP Fund	1,088,174	1,895,092	(806,918)
Guardian Core Plus Fixed Income VIP Fund	903	5,549	(4,646)
Guardian Diversified Research VIP Fund	4,230	136,245	(132,015)
Guardian Equity Income VIP Fund	81,807	817,926	(736,119)

B-37

The Guardian Insurance & Annuity Company, Inc.

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Guardian Growth & Income VIP Fund	593	24,245	(23,652)
Guardian Large Cap Fundamental Growth VIP Fund	5,321	64,392	(59,071)
Guardian Large Cap Disciplined Growth VIP Fund	83,221	1,258,911	(1,175,690)
Guardian Mid Cap Relative Value VIP Fund	6,794	7,840	(1,046)
Guardian Small Cap Core VIP Fund	522	1,490	(968)
Guardian Short Duration Bond VIP Fund	212	38,078	(37,866)
Guardian Strategic Large Cap Core VIP Fund	15	8,875	(8,860)
Guardian Select Mid Cap Core VIP Fund	16,033	1,115,333	(1,099,300)
Guardian Small-Mid Cap Core VIP Fund	21,094	547,020	(525,926)
Guardian Total Return Bond VIP Fund	1,256	1,590	(334)
Guardian U.S. Government Securities VIP Fund	1,968	21,134	(19,166)
Victory 500 Index VIP Series	3,504	117,112	(113,608)
Victory High Yield VIP Series	24,653	79,762	(55,109)
Victory RS International VIP Series	44,931	250,964	(206,033)
Victory RS Large Cap Alpha VIP Series	5,268	179,962	(174,694)
Victory RS Small Cap Growth Equity VIP Series	5,440	34,286	(28,846)
Victory Sophus Emerging Markets VIP Series	5,278	5,043	235

6. FINANCIAL HIGHLIGHTS:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2025. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios that had assets during the period reported. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios that had assets during the period reported. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units#	Unit Fair Value Lowest to Highest#	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***
Fidelity® VIP Investment Grade Bond Portfolio
2025	2,326,402	$15.184205 to $17.078059	$39,579,690	1.20% to 1.70%	3.37% to 3.40%	5.12% to 5.65%
2024	2,735,442	$14.444572 to $16.165059	$44,057,988	1.20% to 1.70%	3.17% to 3.47%	-0.22% to 0.28%
2023	3,146,255	$14.302456 to $16.120005	$50,532,982	1.20% to 1.75%	2.44% to 2.44%	4.15% to 4.73%
2022	3,423,050	$13.732674 to $15.391837	$52,495,909	1.20% to 1.75%	2.04% to 2.04%	-14.73% to -14.25%
2021	3,845,677	$16.104701 to $17.950128	$68,792,665	1.20% to 1.75%	1.79% to 1.79%	-2.63% to -2.08%
Fidelity® VIP Government Money Market Portfolio
2025	5,511,697	$9.979785 to $10.528875	$57,885,007	1.20% to 1.70%	3.59% to 3.70%	2.11% to 2.63%
2024	272,125	$9.773196 to $10.259439	$2,745,949	1.20% to 1.70%	4.74% to 4.76%	3.06% to 3.58%
2023	150,908	$9.436492 to $9.904904	$1,482,057	1.20% to 1.75%	4.51% to 4.51%	2.80% to 3.38%
2022	193,773	$9.219307 to $9.581455	$1,845,958	1.20% to 1.70%	1.06% to 1.06%	-0.46% to 0.04%
2021	202,884	$9.262019 to $9.577796	$1,933,951	1.20% to 1.70%	0.01% to 0.01%	-1.69% to -1.20%
Fidelity® VIP Balanced Portfolio
2025	27,953	$47.178688 to $53.062366	$1,459,896	1.20% to 1.70%	1.50% to 1.61%	13.01% to 13.58%
2024	38,809	$41.746094 to $46.717953	$1,788,679	1.20% to 1.70%	1.65% to 1.65%	13.67% to 14.24%
2023	53,204	$36.726171 to $40.894429	$2,153,112	1.20% to 1.70%	1.35% to 1.35%	19.18% to 19.78%
2022	67,207	$30.814570 to $34.140630	$2,268,703	1.20% to 1.70%	0.99% to 0.99%	-19.57% to -19.17%
2021	86,442	$38.313158 to $42.236481	$3,620,080	1.20% to 1.70%	0.74% to 0.74%	16.00% to 16.58%

B-38

The Guardian Insurance & Annuity Company, Inc.

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

		Units#	Unit Fair Value Lowest to Highest#	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***
Templeton Growth VIP Fund
2025		75,946	$26.546212 to $29.857175	$2,053,326	1.20% to 1.70%	0.87% to 0.88%	21.73% to 22.34%
2024		83,722	$21.806761 to $24.404231	$1,866,499	1.20% to 1.70%	0.94% to 0.95%	3.62% to 4.14%
2023		83,744	$21.045799 to $23.434680	$1,799,668	1.20% to 1.70%	3.41% to 3.41%	18.96% to 19.56%
2022		93,619	$17.690993 to $19.600740	$1,698,806	1.20% to 1.70%	0.16% to 0.16%	-13.00% to -12.56%
2021		92,022	$20.334604 to $22.417169	$1,909,476	1.20% to 1.70%	1.11% to 1.11%	3.10% to 3.62%
AB VPS Sustainable Global Thematic Portfolio
2025		10,682	$32.226469 to $36.245854	$382,200	1.20% to 1.70%	—% to —%	4.23% to 4.76%
2024		11,665	$30.917785 to $34.600338	$398,974	1.20% to 1.70%	—% to —%	4.16% to 4.69%
2023		6,363	$29.682223 to $33.051283	$205,978	1.20% to 1.70%	0.03% to 0.03%	13.75% to 14.32%
2022		6,879	$26.095133 to $28.911997	$194,391	1.20% to 1.70%	—% to —%	-28.40% to -28.04%
2021		7,637	$36.445984 to $40.178331	$300,633	1.20% to 1.70%	—% to —%	20.50% to 21.10%
Davis Financial Portfolio
2025		5,459	$43.325668 to $45.633856	$248,519	1.20% to 1.45%	1.68% to 2.14%	27.26% to 27.58%
2024		2,598	$34.045328 to $35.769523	$92,486	1.20% to 1.45%	1.80% to 1.80%	27.62% to 27.94%
2023		3,457	$26.676733 to $27.957546	$96,324	1.20% to 1.45%	1.78% to 1.78%	13.63% to 13.91%
2022		9,542	$23.269754 to $24.543135	$232,911	1.20% to 1.50%	3.28% to 3.28%	-9.90% to -9.62%
2021		4,709	$25.825495 to $27.156970	$126,520	1.20% to 1.50%	1.42% to 1.42%	28.59% to 28.98%
Davis Real Estate Portfolio
2025		11,232	$19.670039 to $21.821781	$241,428	1.20% to 1.70%	2.51% to 2.53%	-7.31% to -6.84%
2024		19,792	$21.220658 to $23.424474	$458,497	1.20% to 1.70%	2.02% to 2.03%	3.14% to 3.66%
2023		20,901	$20.575109 to $22.598160	$465,888	1.20% to 1.70%	2.53% to 2.53%	8.78% to 9.33%
2022		17,121	$18.913955 to $20.669943	$347,340	1.20% to 1.70%	1.53% to 1.53%	-28.04% to -27.68%
2021		25,361	$27.180068 to $28.581316	$717,630	1.20% to 1.50%	1.18% to 1.18%	39.86% to 40.28%
Gabelli Capital Asset Fund+
2025	♦	—	$41.680343 to $46.544805	$—	1.20% to 1.70%	0.10% to 0.10%	-4.31% to -4.13%
2024		28,038	$43.557111 to $48.551863	$1,268,718	1.20% to 1.70%	0.53% to 0.67%	9.41% to 9.97%
2023		34,772	$39.809124 to $44.151926	$1,445,971	1.20% to 1.70%	0.45% to 0.45%	9.96% to 10.52%
2022		44,921	$35.802155 to $39.950898	$1,702,136	1.20% to 1.75%	0.42% to 0.42%	-14.44% to -13.97%
2021		50,733	$41.846850 to $46.436518	$2,244,934	1.20% to 1.75%	0.45% to 0.45%	18.38% to 19.04%
Guardian All Cap Core VIP Fund+
2025		835,145	$13.049616 to $13.327268	$11,120,224	1.20% to 1.70%	—% to —%	10.35% to 10.91%
2024		924,030	$11.825404 to $12.016741	$11,098,710	1.20% to 1.70%	—% to —%	18.06% to 18.65%
2023		1,277,422	$10.004009 to $10.127548	$12,933,234	1.20% to 1.75%	—% to —%	20.79% to 21.46%
2022		1,531,236	$8.282480 to $8.338195	$12,765,765	1.20% to 1.75%	—% to —%	-18.99% to -18.53%
2021	♦	1,676,217	$10.223414 to $10.234967	$17,155,563	1.20% to 1.75%	—% to —%	2.23% to 2.35%
Guardian Balanced Allocation VIP Fund
2025		163,934	$13.456596 to $13.707230	$2,237,457	1.20% to 1.70%	—% to —%	11.01% to 11.57%
2024		215,286	$12.121448 to $12.285594	$2,638,070	1.20% to 1.70%	—% to —%	11.88% to 12.44%
2023		264,723	$10.834140 to $10.925883	$2,885,906	1.20% to 1.70%	—% to —%	15.87% to 16.45%
2022	♦	321,785	$9.334054 to $9.382202	$3,016,090	1.20% to 1.95%	—% to —%	-6.66% to -6.18%
Guardian Core Fixed Income VIP Fund
2025		6,063,366	$10.282180 to $10.493163	$63,595,849	1.20% to 1.75%	—% to —%	4.75% to 5.33%
2024		7,097,078	$9.815653 to $9.962038	$70,679,431	1.20% to 1.75%	—% to —%	-0.28% to 0.26%
2023		7,879,409	$9.843334 to $9.936170	$78,274,174	1.20% to 1.75%	—% to —%	3.67% to 4.25%
2022	♦	8,485,597	$9.494672 to $9.530985	$80,869,081	1.20% to 1.75%	—% to —%	-5.05% to -4.69%
Guardian Core Plus Fixed Income VIP Fund
2025		25,404	$10.190998 to $10.595938	$267,519	1.20% to 1.70%	—% to —%	5.26% to 5.79%
2024		26,526	$9.681832 to $10.016270	$264,239	1.20% to 1.70%	—% to —%	0.64% to 1.15%
2023		30,809	$9.619797 to $9.902269	$303,581	1.20% to 1.70%	—% to —%	3.95% to 4.47%
2022		50,710	$9.254077 to $9.478255	$479,351	1.20% to 1.70%	—% to —%	-15.70% to -15.28%
2021		54,456	$10.977518 to $11.187274	$608,511	1.20% to 1.70%	—% to —%	-1.69% to -1.20%
Guardian Diversified Research VIP Fund
2025		374,440	$25.752691 to $26.775697	$9,972,840	1.20% to 1.70%	—% to —%	16.07% to 16.65%
2024		456,723	$22.188034 to $22.954318	$10,440,999	1.20% to 1.70%	—% to —%	23.75% to 24.38%
2023		585,024	$17.929206 to $18.455563	$10,750,155	1.20% to 1.70%	—% to —%	26.78% to 27.42%
2022		731,453	$13.973654 to $14.484384	$10,557,896	1.20% to 1.95%	—% to —%	-19.33% to -18.72%
2021		853,017	$17.321219 to $17.819895	$15,163,897	1.20% to 1.95%	—% to —%	21.64% to 22.56%
Guardian Equity Income VIP Fund+
2025		4,139,755	$13.071547 to $13.315033	$55,105,195	1.20% to 1.70%	—% to —%	12.82% to 13.38%
2024		2,694,811	$11.586508 to $11.743433	$31,639,808	1.20% to 1.70%	—% to —%	8.21% to 8.75%
2023		3,418,757	$10.697623 to $10.798497	$36,911,096	1.20 % to 1.75%	—% to —%	5.53 % to 6.12%
2022	♦	3,665,377	$10.136908 to $10.175661	$37,294,787	1.20 % to 1.75%	—% to —%	1.37 % to 1.76%

B-39

The Guardian Insurance & Annuity Company, Inc.

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

		Units#	Unit Fair Value Lowest to Highest#	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***
Guardian Growth & Income VIP Fund
2025		100,842	$17.290433 to $17.977381	$1,809,219	1.20 % to 1.70%	—% to —%	8.27 % to 8.81%
2024		123,597	$15.969469 to $16.521071	$2,038,802	1.20 % to 1.70%	—% to —%	9.12 % to 9.67%
2023		145,213	$14.634882 to $15.064593	$2,184,056	1.20 % to 1.70%	—% to —%	9.67 % to 10.22%
2022		172,137	$13.308396 to $13.667567	$2,349,596	1.20 % to 1.75%	—% to —%	-6.87% to -6.35%
2021		198,512	$14.290529 to $14.594648	$2,894,761	1.20 % to 1.75%	—% to —%	25.99 % to 26.69%
Guardian Large Cap Fundamental Growth VIP Fund
2025		219,311	$25.765791 to $26.789287	$5,862,173	1.20 % to 1.70%	—% to —%	13.37 % to 13.93%
2024		276,153	$22.727950 to $23.512855	$6,481,892	1.20 % to 1.70%	—% to —%	27.87 % to 28.52%
2023		335,086	$17.715851 to $18.295559	$6,120,563	1.20 % to 1.75%	—% to —%	42.03 % to 42.83%
2022		390,279	$12.472879 to $12.809528	$4,992,232	1.20 % to 1.75%	—% to —%	-33.92% to -33.56%
2021		395,091	$18.876840 to $19.278512	$7,607,261	1.20 % to 1.75%	—% to —%	19.48 % to 20.15%
Guardian Large Cap Disciplined Growth VIP Fund
2025		2,318,267	$28.039854 to $29.153636	$67,483,739	1.20 % to 1.70%	—% to —%	15.01 % to 15.59%
2024		2,992,971	$24.380402 to $25.222335	$75,394,646	1.20 % to 1.70%	—% to —%	26.62 % to 27.26%
2023		4,153,772	$19.192277 to $19.820209	$82,223,496	1.20 % to 1.75%	—% to —%	39.41 % to 40.18%
2022		5,491,816	$13.767119 to $14.138634	$77,576,034	1.20 % to 1.75%	—% to —%	-32.71% to -32.33%
2021		5,381,158	$20.458492 to $20.893724	$112,340,827	1.20 % to 1.75%	—% to —%	18.29 % to 18.95%
Guardian Mid Cap Relative Value VIP Fund
2025		89,979	$17.082562 to $17.761277	$1,575,961	1.20 % to 1.70%	—% to —%	3.82 % to 4.35%
2024		97,462	$16.453351 to $17.021647	$1,639,739	1.20 % to 1.70%	—% to —%	9.75 % to 10.30%
2023		98,476	$14.992232 to $15.432422	$1,505,644	1.20 % to 1.70%	—% to —%	7.27 % to 7.80%
2022		115,999	$13.976628 to $14.315168	$1,648,959	1.20 % to 1.70%	—% to —%	-6.43% to -5.96%
2021		93,702	$14.937725 to $15.223113	$1,415,662	1.20 % to 1.70%	—% to —%	26.66 % to 27.30%
Guardian Small Cap Value Diversified VIP Fund+
2025		19,660	$10.941916 to $11.063812	$216,997	1.20 % to 1.50%	—% to —%	5.07 % to 5.38%
2024		24,457	$10.414090 to $10.498521	$256,549	1.20 % to 1.50%	—% to —%	5.96 % to 6.28%
2023		25,425	$9.828608 to $9.878504	$251,036	1.20 % to 1.50%	—% to —%	15.20 % to 15.55%
2022	♦	27,138	$8.531624 to $8.549212	$231,962	1.20 % to 1.50%	—% to —%	-14.68% to -14.51%
Guardian Short Duration Bond VIP Fund
2025		22,809	$10.535998 to $10.732314	$243,768	1.20 % to 1.70%	—% to —%	3.57 % to 4.09%
2024		27,597	$10.172771 to $10.310579	$283,806	1.20 % to 1.70%	—% to —%	2.94 % to 3.46%
2023		64,342	$9.881859 to $9.965569	$640,481	1.20 % to 1.70%	—% to —%	2.33 % to 2.85%
2022	♦	73,617	$9.656501 to $9.689674	$712,932	1.20 % to 1.70%	—% to —%	-3.43% to -3.10%
Guardian Strategic Large Cap Core VIP Fund
2025		65,803	$13.887419 to $14.182823	$928,253	1.20 % to 1.70%	—% to —%	9.87 % to 10.42%
2024		74,027	$12.639733 to $12.844175	$947,422	1.20 % to 1.70%	—% to —%	17.70 % to 18.29%
2023		81,267	$10.738829 to $10.857912	$880,236	1.20 % to 1.70%	—% to —%	18.12 % to 18.71%
2022		102,105	$9.091491 to $9.146425	$932,839	1.20 % to 1.70%	—% to —%	-11.60% to -11.16%
2021	♦	117,352	$10.284388 to $10.294829	$1,207,899	1.20 % to 1.70%	—% to —%	2.84 % to 2.95%
Guardian Select Mid Cap Core VIP Fund
2025		2,931,102	$11.591702 to $11.863303	$34,763,149	1.20 % to 1.75%	—% to —%	8.43 % to 9.02%
2024		3,578,385	$10.690984 to $10.881412	$38,927,191	1.20 % to 1.75%	—% to —%	10.48 % to 11.08%
2023		4,670,672	$9.676935 to $9.796432	$45,747,373	1.20 % to 1.75%	—% to —%	14.27 % to 14.91%
2022		5,227,869	$8.468501 to $8.525468	$44,565,518	1.20 % to 1.75%	—% to —%	-15.69% to -15.22%
2021	♦	6,092,182	$10.044051 to $10.055398	$61,258,086	1.20 % to 1.75%	—% to —%	0.44 % to 0.55%
Guardian Small-Mid Cap Core VIP Fund
2025		1,981,773	$9.707897 to $9.914512	$19,632,498	1.20 % to 1.70%	—% to —%	-0.16% to 0.34%
2024		2,191,119	$9.723436 to $9.880780	$21,637,343	1.20 % to 1.70%	—% to —%	4.51 % to 5.04%
2023		2,712,200	$9.292161 to $9.406890	$25,504,817	1.20 % to 1.75%	—% to —%	13.94 % to 14.58%
2022		3,075,642	$8.155211 to $8.210059	$25,247,177	1.20 % to 1.75%	—% to —%	-18.89% to -18.43%
2021	♦	3,400,631	$10.054017 to $10.065379	$34,227,546	1.20 % to 1.75%	—% to —%	0.54 % to 0.65%
Guardian Total Return Bond VIP Fund
2025		16,744	$9.993651 to $10.179860	$169,792	1.20 % to 1.70%	—% to —%	5.06 % to 5.59%
2024		22,106	$9.512266 to $9.641138	$212,646	1.20 % to 1.70%	—% to —%	0.07 % to 0.58%
2023		22,237	$9.505190 to $9.585721	$212,864	1.20 % to 1.70%	—% to —%	3.34 % to 3.86%
2022	♦	32,685	$9.197565 to $9.229175	$301,514	1.20 % to 1.70%	—% to —%	-8.02% to -7.71%

B-40

The Guardian Insurance & Annuity Company, Inc.

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

		Units#	Unit Fair Value Lowest to Highest#	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***
Guardian U.S. Government/Credit VIP Fund+
2025		39,318	$9.569013 to $9.871657	$387,431	1.20 % to 1.70%	—% to —%	4.92 % to 5.44%
2024		43,914	$9.120696 to $9.362176	$410,566	1.20 % to 1.70%	—% to —%	0.01 % to 0.51%
2023		61,961	$9.119839 to $9.314435	$576,680	1.20 % to 1.70%	—% to —%	2.27 % to 2.79%
2022		80,354	$8.917023 to $9.061810	$727,247	1.20 % to 1.70%	—% to —%	-9.83% to -9.38%
2021		92,754	$9.888935 to $9.999300	$926,322	1.20 % to 1.70%	—% to —%	-4.12% to -3.64%
Victory 500 Index VIP Series+
2025	♦	—	$54.198283 to $78.668455	$—	1.20 % to 1.75%	—% to 1.18%	9.34 % to 9.82%
2024		270,843	$49.570368 to $71.633812	$18,843,727	1.20 % to 1.75%	1.20 % to 1.32%	-3.71% to 23.46%
2023		383,595	$51.480938 to $58.022435	$21,586,923	1.20 % to 1.75%	1.29 % to 1.29%	24.72 % to 25.42%
2022		458,970	$41.275818 to $46.262303	$20,614,840	1.20 % to 1.75%	1.22 % to 1.22%	-20.76% to -20.32%
2021		514,497	$52.092759 to $58.061443	$28,953,352	1.20 % to 1.75%	1.18 % to 1.18%	25.21 % to 25.90%
Victory High Yield VIP Series+
2025	♦	—	$28.495953 to $32.018279	$—	1.20 % to 1.70%	6.57 % to 8.80%	4.95 % to 5.37%
2024		257,767	$27.151381 to $30.385189	$7,805,555	1.20 % to 1.70%	8.55 % to 10.09%	6.58 % to 7.12%
2023		312,840	$25.167893 to $28.366113	$8,847,127	1.20 % to 1.75%	7.63 % to 7.63%	9.47 % to 10.08%
2022		349,221	$22.991196 to $25.768898	$8,973,622	1.20 % to 1.75%	6.72 % to 6.72%	-15.06% to -14.59%
2021		402,008	$27.068703 to $30.170420	$12,095,164	1.20 % to 1.75%	5.70 % to 5.70%	4.00 % to 4.58%
Victory RS International VIP Series+
2025	♦	—	$36.458948 to $40.965558	$—	1.20 % to 1.70%	1.79 % to 2.22%	19.50 % to 19.98%
2024		869,367	$30.510740 to $34.144718	$29,397,770	1.20 % to 1.70%	2.80 % to 2.81%	3.71 % to 4.23%
2023		1,072,452	$29.064278 to $32.757681	$34,807,263	1.20 % to 1.75%	2.65 % to 2.65%	17.93 % to 18.58%
2022		1,280,236	$24.646314 to $27.624060	$35,043,356	1.20 % to 1.75%	2.67 % to 2.67%	-17.28% to -16.82%
2021		1,370,163	$29.796320 to $33.210656	$45,063,141	1.20 % to 1.75%	1.80 % to 1.80%	12.37 % to 13.00%
Victory RS Large Cap Alpha VIP Series+
2025	♦	—	$49.441319 to $55.430419	$—	1.20 % to 1.70%	1.48 % to 1.53%	-3.20% to -3.02%
2024		502,600	$51.074576 to $57.157142	$28,564,278	1.20 % to 1.70%	1.15 % to 1.20%	19.48 % to 20.08%
2023		674,471	$42.232882 to $47.599323	$31,933,196	1.20 % to 1.75%	1.23 % to 1.23%	11.70 % to 12.33%
2022		777,309	$37.808168 to $42.375717	$32,768,686	1.20 % to 1.75%	1.30 % to 1.30%	-6.01% to -5.48%
2021		985,686	$40.223771 to $44.832638	$43,958,436	1.20 % to 1.75%	1.07 % to 1.07%	21.33 % to 22.01%
Victory RS Small Cap Growth Equity VIP Series+
2025	♦	—	$51.680161 to $58.068329	$—	1.20 % to 1.70%	0.52 % to 0.53%	-5.23% to -4.85%
2024		81,268	$54.534320 to $61.029397	$4,902,300	1.20 % to 1.70%	—% to —%	9.92 % to 10.48%
2023		109,964	$49.611110 to $55.241804	$6,010,056	1.20 % to 1.70%	—% to —%	18.37 % to 18.96%
2022		118,293	$41.912812 to $46.436814	$5,435,204	1.20 % to 1.70%	—% to —%	-37.44% to -37.12%
2021		108,551	$66.993623 to $73.853617	$7,927,449	1.20 % to 1.70%	—% to —%	-11.95% to -11.50%
Victory Sophus Emerging Markets VIP Series+
2025	♦	—	$41.114844 to $46.197039	$—	1.20 % to 1.70%	1.39 % to 1.45%	11.91 % to 12.36%
2024		54,463	$36.738707 to $41.114476	$2,022,569	1.20 % to 1.70%	2.85 % to 3.12%	3.45 % to 3.97%
2023		54,043	$35.513143 to $39.543950	$1,939,417	1.20 % to 1.70%	3.02 % to 3.02%	9.15 % to 9.70%
2022		61,875	$32.534601 to $36.046458	$2,040,425	1.20 % to 1.70%	0.81 % to 0.81%	-23.78% to -23.39%
2021		63,746	$42.683352 to $47.054336	$2,746,635	1.20 % to 1.70%	0.82 % to 0.82%	-6.03% to -5.56%

*	Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***	Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated.

B-41

The Guardian Insurance & Annuity Company, Inc.

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

#	Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
♦	Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.
+	See Note 1 for additional information related to this Sub-Account.

7. SUBSEQUENT EVENTS:

Management has evaluated events subsequent to December 31, 2025 and through April 17, 2026, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

B-42

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account Q

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of The Guardian Separate Account Q indicated in the table below (other than the sub-accounts Victory RS Large Cap Alpha VIP Series, Victory 500 Index VIP Series, Victory High Yield VIP Series, Victory RS Small Cap Growth Equity VIP Series, Victory RS International VIP Series, Victory Sophus Emerging Markets VIP Series, and Gabelli Capital Asset Fund which do not present a statement of assets and liabilities) as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of The Guardian Separate Account Q ( other than the sub-accounts Victory RS Large Cap Alpha VIP Series, Victory 500 Index VIP Series, Victory High Yield VIP Series, Victory RS Small Cap Growth Equity VIP Series, Victory RS International VIP Series, Victory Sophus Emerging Markets VIP Series, and Gabelli Capital Asset Fund which do not present a statement of assets and liabilities) as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Victory RS Large Cap Alpha VIP Series(2)

Victory 500 Index VIP Series(4)

Victory High Yield VIP Series(4)

Victory RS Small Cap Growth Equity VIP Series(4)

Victory RS International VIP Series(4)

Victory Sophus Emerging Markets VIP Series(3)

Gabelli Capital Asset Fund(2)

AB VPS Sustainable Global Thematic Portfolio(1)

Davis Financial Portfolio(1)

Davis Real Estate Portfolio(1)

Fidelity® VIP Balanced Portfolio(1)

Fidelity® VIP Investment Grade Bond Portfolio(1)

Fidelity® VIP Government Money Market Portfolio(1)

Templeton Growth VIP Fund(1)

Guardian Core Plus Fixed Income VIP Fund(1)

Guardian Diversified Research VIP Fund(1)

Guardian Large Cap Disciplined Growth VIP Fund(1)

Guardian Large Cap Fundamental Growth VIP Fund(1)

Guardian Mid Cap Relative Value VIP Fund(1)

Guardian All Cap Core VIP Fund(1)

Guardian Select Mid Cap Core VIP Fund(1)

Guardian Small-Mid Cap Core VIP Fund(1)

Guardian Strategic Large Cap Core VIP Fund(1)

Guardian Total Return Bond VIP Fund(1)

Guardian Core Fixed Income VIP Fund(1)

Guardian Short Duration Bond VIP Fund(1)

Guardian Balanced Allocation VIP Fund(1)

Guardian Small Cap Value Diversified VIP Fund(1)

Guardian U.S. Government/Credit VIP Fund(1)

Guardian Equity Income VIP Fund(1)

Guardian Growth & Income VIP Fund(1)

(1)	Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the years ended December 31, 2025, and 2024.
(2)	Statement of operations for the period January 1, 2025, through April 25, 2025 (date of substitution) and statement of changes in net assets for the period January 1, 2025, through April 25, 2025 (date of substitution) and the year ended December 31, 2024.
(3)	Statement of operations for the period January 1, 2025, through June 27, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through June 27, 2025 (date of liquidation) and the year ended December 31, 2024.
(4)	Statement of operations for the period January 1, 2025, through August 29, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through August 29, 2025 (date of liquidation) and the year ended December 31, 2024.

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of The Guardian Separate Account Q based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017

T: (646) 471 3000, www.pwc.com/us

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Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of The Guardian Separate Account Q in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2026

We have served as the auditor of one or more of the sub-accounts of The Guardian Separate Account Q since 2002.

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